Regulatory Capital Requirements (Schedule Of Total Risk-Based, Tier 1 Risk-Based, And Tier 1 Leverage Ratios) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Stifel Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Tier 1 capital, Actual Amount	$ 1,056,211
Tier 1 capital, Actual Ratio	14.30%
Tier 1 capital For Capital Adequacy Purposes, Amount	$ 441,930
Tier 1 capital For Capital Adequacy Purposes, Ratio	6.00%
Tier 1 capital To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 589,240
Tier 1 To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%
Total capital, Actual Amount	$ 1,124,452
Total capital, Actual Ratio	15.30%
Total capital For Capital Adequacy Purposes, Amount	$ 589,240
Total capital For Capital Adequacy Purposes, Ratio	8.00%
Total capital To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 736,550
Total capital To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%
Tier 1 leverage, Actual Amount	$ 1,056,211
Tier 1 leverage, Actual Ratio	7.10%
Tier 1 leverage For Capital Adequacy Purposes, Amount	$ 595,872
Tier 1 leverage For Capital Adequacy Purposes, Ratio	4.00%
Tier 1 leverage To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 744,840
Tier 1 leverage To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%
Stifel Financial Corp. [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Tier 1 capital, Actual Amount	$ 1,899,162
Tier 1 capital, Actual Ratio	19.00%
Tier 1 capital For Capital Adequacy Purposes, Amount	$ 601,011
Tier 1 capital For Capital Adequacy Purposes, Ratio	6.00%
Tier 1 capital To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 801,347
Tier 1 To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%
Total capital, Actual Amount	$ 1,966,634
Total capital, Actual Ratio	19.60%
Total capital For Capital Adequacy Purposes, Amount	$ 801,347
Total capital For Capital Adequacy Purposes, Ratio	8.00%
Total capital To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 1,001,684
Total capital To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%
Tier 1 leverage, Actual Amount	$ 1,899,162
Tier 1 leverage, Actual Ratio	9.50%
Tier 1 leverage For Capital Adequacy Purposes, Amount	$ 795,679
Tier 1 leverage For Capital Adequacy Purposes, Ratio	4.00%
Tier 1 leverage To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 994,599
Tier 1 leverage To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%
Common Stock [Member] | Stifel Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Tier 1 capital, Actual Amount	$ 1,056,211
Tier 1 capital, Actual Ratio	14.30%
Tier 1 capital For Capital Adequacy Purposes, Amount	$ 331,447
Tier 1 capital For Capital Adequacy Purposes, Ratio	4.50%
Tier 1 capital To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 478,757
Tier 1 To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.50%
Common Stock [Member] | Stifel Financial Corp. [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Tier 1 capital, Actual Amount	$ 1,689,291
Tier 1 capital, Actual Ratio	16.90%
Tier 1 capital For Capital Adequacy Purposes, Amount	$ 450,758
Tier 1 capital For Capital Adequacy Purposes, Ratio	4.50%
Tier 1 capital To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 651,095
Tier 1 To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.50%